Business Combination - Summary of Estimated Aggregate Fair values of Assets Acquired and Liabilities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 20, 2020 CNY (¥)
Business combination
Goodwill		¥ 540,693	$ 78,393	¥ 540,693	¥ 48,500
Mezzanine equity		¥ (24,135)
Customer relationship
Business combination
Intangible assets						¥ 18,000
Developed technology
Business combination
Intangible assets						¥ 2,500
Leya
Business combination
Cash and cash equivalents	¥ 887
Other current assets	1,176
Goodwill	48,500
Other liabilities	(5,131)
Mezzanine equity	(24,135)
Total consideration	41,797
Leya | Customer relationship
Business combination
Intangible assets	¥ 18,000
Useful life of intangible assets	8 years
Leya | Developed technology
Business combination
Intangible assets	¥ 2,500
Useful life of intangible assets	7 years